NOTE 7. LOSS BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
LOSS BEFORE INCOME TAX

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Employee benefit expenses:
- Wages and salaries	851,073	1,482,072	3,352,495
- Defined contribution superannuation plan expenses	32,106	83,441	255,708
- Less: Labor cost allocated to development projects	-	(133,702)	(289,126)
	883,179	1,431,811	3,319,077
- Executive directors' remuneration	574,371	722,157	683,944
- Non-executive directors' remuneration	156,372	58,675	31,357
	730,743	780,832	715,301
Total employee benefit expenses	1,613,922	2,212,643	4,034,378

Depreciation and amortization of non-current assets:
- Leasehold improvements	18,978	10,385	44,698
- Office furniture and equipment	118,143	179,140	504,447
- Motor vehicles	-	-	18,757
- Machinery	1,049,125	172,982	-
- Right of use assets	140,565	299,981	488,520
- Intangible assets	-	1,416,274	2,118,362
Total depreciation and amortization	1,326,811	2,078,762	3,174,784

Other Expenses:
Allowances for bad debts	14,390	58,932	11,052
Rental expense on operating lease	116,406	126,382	637,321
Reversal/(Provision) of allowance for inventory obsolescence	(9,439)	(17,671)	799,871
Audit and review of financial statements:
- statutory audit of the Group in Australia	-	25,000	55,157
- statutory audit of the Group in USA	185,272	76,780	435,899
- auditors of the subsidiaries in Hong Kong and China	10,922	-	14,246
- review for other reporting purposes	87,130	18,822	-
Total audit and review fees	283,324	120,602	505,302